Pruco Life Insurance Company                                                  Sun-Jin Moon
Vice President and Assistant Secretary
Law Department

Pruco Life Insurance Company
213 Washington Street
Newark, NJ 07102-2992
(973) 802-9496 fax: (973) 802-9560

March 13, 2012

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D. C. 20549

Re:  Pruco Life PRUvider Variable Appreciable Account (File No. 811-7040)

Dear Commissioners:

On behalf of Pruco Life Insurance Company and the Pruco Life PRUvider Variable Appreciable Account (the “Account”), we hereby submit, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the “Act”), that the Account’s annual report for the period ending December 31, 2011 has been transmitted to contract owners in accordance with Rule 30e-2 under the Act.

We incorporate by reference the following annual report for the underlying fund:

Filer/Entity:          The Prudential Series Fund, Inc.
Registration No.:811-03623
CIK No.:               0000711175
Accession No.:        001193125-12-081998
Date of Filing:                           02/27/12

If you have any questions regarding this filing, please contact me at (973) 802-9496.

       Sincerely,

         /s/ Sun-Jin Moon
       Sun-Jin Moon

VIA EDGAR